SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 2012 Employee Stock Purchase Plan
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Subsequent events have been evaluated through March 31, 2026, the date the financial statements were issued.